Income Taxes (Tables)	12 Months Ended
Mar. 31, 2014
Income Taxes [Abstract]
Components of Loss Before Income Taxes

The components of loss before income taxes are as follows:

	Year ended March 31,
	2012	2013	2014
Hong Kong	$(2)	$(2)	$(2)
Macao	1,827	1,251	536
PRC	(2,804)	(2,912)	(7,400)
	$(979)	$(1,663)	$(6,866)

Schedule of Provision for Income Taxes	The provision for income taxes consists of the following:
	Year ended March 31,
	2012	2013	2014
Current tax
- PRC	$307	$150	$347
Deferred tax	175	178	277
	$482	$328	$624

Schedule of Income Tax Rate Reconciliation

Reconciliation between the provision for income taxes computed by applying the statutory tax rate in the PRC to loss before income taxes and the actual provision for income taxes is as follows:

	Year ended March 31,
	2012	2013	2014
Provision for income taxes at statutory tax rate in the PRC	$(244)	$(416)	$(1,717)
Effect of income for which no income tax is chargeable	(567)	(21)	(296)
Effect of expense for which no income tax is deductible	1,271	936	2,312
Net change in valuation allowances	(125)	(171)	175
Under provision of income tax in previous years	147	-	150
Effective tax	$482	$328	$624

Components of Deferred Income Tax

The net deferred income tax consists of the following:

	March 31,
	2013	2014
Deferred income tax assets	$192	$-
Deferred income tax liabilities	(606)	(691)
Net deferred income tax liabilities	$(414)	$(691)

The components of net deferred income tax are as follows:

	March 31,
	2013	2014
Deferred income tax assets (liabilities) :
Net operating loss carry forwards	$116	$123
Provision of employee benefits	347	337
Depreciation and amortization	888	834
Revenue and cost of sales recognized for financial reporting purpose before being recognized for tax purpose	(1,189)	(1,184)
Others	(20)	(41)
Less: Valuation allowances	(556)	(760)
Net deferred income tax liabilities	$(414)	$(691)